FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2004

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
	[  ]  is a restatement
	[  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Steven Charles Capital, Ltd.
Address:	First Federal Plaza
		28 East Main Street, Suite 1500
		Rochester, NY  14614-1917

13F File Number:  028-06415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martha Jo Pulver
Title:	Vice President/Chief Compliance Officer
Phone:	585-325-1870

Signature, Place and Date of Signing:

Martha Jo Pulver
Rochester, New York
February 2, 2005

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total:  $141,577

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     2342    28533 SH       SOLE                    28533
Abbott Laboratories            COM              002824100     3568    76480 SH       SOLE                    76480
American Express Co.           COM              025816109     4250    75387 SH       SOLE                    75387
Amgen, Inc.                    COM              031162100     1157    18031 SH       SOLE                    18031
Applied Materials, Inc.        COM              038222105     2853   166835 SH       SOLE                   166835
Astoria Financial              COM              046265104     2733    68385 SH       SOLE                    68385
AutoZone, Inc.                 COM              053332102     2369    25945 SH       SOLE                    25945
Automatic Data Processing, Inc COM              053015103      361     8147 SH       SOLE                     8147
Beazer Homes USA               COM              07556Q105      728     4980 SH       SOLE                     4980
Bed, Bath & Beyond, Inc.       COM              075896100     1392    34950 SH       SOLE                    34950
Berkshire Hathaway Cl. B       COM              084670207     5951     2027 SH       SOLE                     2027
Cisco Systems, Inc.            COM              17275R102     3454   178766 SH       SOLE                   178766
Clear Channel Communications   COM              184502102     2098    62650 SH       SOLE                    62650
Coca-Cola Co.                  COM              191216100     5693   136718 SH       SOLE                   136718
Colgate-Palmolive Co.          COM              194162103      343     6695 SH       SOLE                     6695
Costco Cos.                    COM              22160K105     4021    83063 SH       SOLE                    83063
D.R. Horton, Inc.              COM              23331A109     2711    67255 SH       SOLE                    67255
Dell, Inc.                     COM              24702R101     4597   109098 SH       SOLE                   109098
Fidelity National Finance, Inc COM              316326107      231     5062 SH       SOLE                     5062
Gannett Co., Inc.              COM              364730101      747     9142 SH       SOLE                     9142
General Electric Co.           COM              369604103     4577   125388 SH       SOLE                   125388
Gillette Co.                   COM              375766102     4404    98344 SH       SOLE                    98344
Home Depot, Inc.               COM              437076102     6834   159901 SH       SOLE                   159901
Hospira, Inc.                  COM              441060100      253     7538 SH       SOLE                     7538
IAC/InterActiveCorp            COM              44919P102     5075   183734 SH       SOLE                   183734
Intel Corp.                    COM              458140100     2622   112103 SH       SOLE                   112103
International Business Machine COM              459200101     1767    17922 SH       SOLE                    17922
JPMorgan Chase & Co., Inc.     COM              46625H100     3041    77956 SH       SOLE                    77956
Johnson & Johnson, Inc.        COM              478160104     5187    81791 SH       SOLE                    81791
Lowes Companies, Inc.          COM              548661107     1672    29025 SH       SOLE                    29025
McDonalds Corp.                COM              580135101     3159    98540 SH       SOLE                    98540
McGraw-Hill, Inc.              COM              580645109     3049    33311 SH       SOLE                    33311
Medco Health Solutions, Inc.   COM              58405U102     3032    72873 SH       SOLE                    72873
Medtronic, Inc.                COM              585055106     2050    41279 SH       SOLE                    41279
Microsoft Corp.                COM              594918104     5153   192867 SH       SOLE                   192867
Newell Rubbermaid Co.          COM              651229106      669    27648 SH       SOLE                    27648
Nokia Corp. ADS                COM              654902204      446    28475 SH       SOLE                    28475
North Fork Bancorp             COM              659424105      819    28387 SH       SOLE                    28387
Paychex, Inc.                  COM              704326107      761    22341 SH       SOLE                    22341
PepsiCo, Inc.                  COM              713448108     3044    58319 SH       SOLE                    58319
Pfizer, Inc.                   COM              717081103     3510   130515 SH       SOLE                   130515
Reader's Digest Assn., Inc.    COM              755267101     3417   245650 SH       SOLE                   245650
Sara Lee Corp.                 COM              803111103     2796   115834 SH       SOLE                   115834
Service Corp. Int'l            COM              817565104     1522   204265 SH       SOLE                   204265
State Street Corp.             COM              857477103      851    17320 SH       SOLE                    17320
Stryker Corp.                  COM              863667101     1236    25615 SH       SOLE                    25615
Symbol Technologies, Inc.      COM              871508107     1396    80713 SH       SOLE                    80713
Sysco Corp.                    COM              871829107     2714    71103 SH       SOLE                    71103
Time Warner, Inc.              COM              887317105     5483   281909 SH       SOLE                   281909
U.S. Bancorp                   COM              902973304     2496    79693 SH       SOLE                    79693
United Parcel Service Cl. B    COM              911312106      253     2966 SH       SOLE                     2966
Wal-Mart Stores                COM              931142103     2254    42676 SH       SOLE                    42676
Washington Mutual, Inc.        COM              939322103     2593    61341 SH       SOLE                    61341
Waste Management, Inc.         COM              94106L109     1563    52203 SH       SOLE                    52203
eBay, Inc.                     COM              278642103      279     2400 SH       SOLE                     2400